Bank borrowings (Table)	12 Months Ended
Dec. 31, 2023
ZHEJIANG TIANLAN
Schedule of bank borrowings
	December 31,
	2023	2022
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	1,502	501
Bank loans borrowed by subsidiaries of the Company (note ii)	5,007	5,007

	6,509	5,508